Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Schedule of balances with related parties

	2023
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,772	—	—
Enérgya VM Gestión de la Energía, S.L.	1,658	—	—	2,429
Total	1,658	2,772	—	2,429

	2022
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,675	—	—
Villar Mir Energía, S.L.U.	1,600	—	—	(10)
Enérgya VM Gestión de la Energía, S.L.	—	—	—	1,800
Total	1,600	2,675	—	1,790

Schedule of transactions with related parties and other related parties

	2023
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	(18)	1
Enérgya VM Gestión de la Energía, S.L.	35,980	1,137
Other related parties	—	55
Total	35,962	1,193

	2022
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	128,211	1,612
Espacio Information Technology, S.A.U.	—	1,008
Enérgya VM Gestión de la Energía, S.L.	4,506	646
Other related parties	—	101
Total	132,717	3,367

	2021
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	132,566	1,365
Espacio Information Technology, S.A.U.	—	3,266
Enérgya VM Gestión de la Energía, S.L.	—	120
Aurinka	—	111
Other related parties	—	68
Total	132,566	4,930